Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Banzai International, Inc. (the “Company” or “we”) hereby amends its Registration Statement on Form S-1 as initially filed with the Securities and Exchange Commission (the “Commission”) on September 24, 2024 (this “Registration Statement”) to file all of the exhibits previously referenced as “to be filed via amendment” and update the number of shares outstanding to reflect additional shares that were issued as a result of the reverse stock split that occurred on September 19, 2024.
Entity Registrant Name	Banzai International, Inc.
Entity Central Index Key	0001826011
Entity Primary SIC Number	7372
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777
Contact Personnel Name	Joseph Davy